Label	Element	Value
Institutional Select Class Prospectus | Tax Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax Exempt Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio (the "Portfolio") seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the expenses that you may pay if you buy and hold Institutional Select Class shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio's Institutional Select Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Institutional Select Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market conditions.

The Portfolio operates as an "institutional money market fund," which is neither a "government money market fund" nor "retail money market fund" as such terms are defined or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As such, the Portfolio is required to price and transact in its shares at a net asset value ("NAV") reflecting market-based values of its portfolio holdings (i.e., at a "floating" NAV), rounded to a minimum of the fourth decimal place. Like other money market funds of its type, the Portfolio is subject to the possible imposition of liquidity fees and/or redemption gates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio will achieve its investment objective.

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio's liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

The principal risks of investing in the Portfolio include:

•  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The historically low interest rate environment increases the risk associated with rising interest rates. The Portfolio may face a heightened level of risk, especially since the Federal Reserve Board has ended its quantitative easing program and has begun to raise rates.

•  Municipal Obligations. To the extent the Portfolio invests in municipal obligations issued by state and local governments and their agencies, the Portfolio may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that a Portfolio invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one, five and 10 year periods. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Institutional Select Class shares from year-to-year and by showing the average annual returns of the Portfolio's Institutional Select Class shares for the one, five and 10 year periods.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/07	0.91%
Low Quarter	3/31/15	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2016
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Institutional Select Class Prospectus | Tax Exempt Portfolio | Institutional Select Class
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Shareholder Administration Fee	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.53%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 638
Annual Return 2007	rr_AnnualReturn2007	3.57%
Annual Return 2008	rr_AnnualReturn2008	1.98%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.43%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	0.43%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Past 10 Years	rr_AverageAnnualReturnYear10	0.63%

[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Institutional Select Class shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser" and "Administrator," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Portfolio's Institutional Select Class so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Fund") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.